CREDIT FACILITIES (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2019 USD ($) installment	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 23, 2018 USD ($)
CREDIT FACILITIES
Total Credit Facilities			$ 355,000			$ 315,000
Deferred financing fees, net of accumulated amortisation			(13,078)			(14,560)
Total credit facilities, net of deferred financing fees			$ 341,922			300,440
Borrowing base	$ 170,000				$ 122,500
Repayments of debt				$ 210,194
Total proved PV to Total Debt			9.00%
Number of monthly installment | installment	5
Additional drawn amount			$ 40,000	$ 250,000
Bottom of range
CREDIT FACILITIES
Current ratio			1.0
Interest coverage ratio			2.0
Asset coverage ratio, consisting of PV9% to Total Debt			1.50
Top of range
CREDIT FACILITIES
Leverage ratio			4.0
Revolving facility
CREDIT FACILITIES
Total Credit Facilities			$ 105,000			65,000
Maximum borrowing capacity							$ 250,000
Debt instrument, term			4 years 6 months
Letter of credit outstanding on credit facility			$ 16,400
Available borrowing capacity			$ 48,600
Revolving facility | Revolving Facility drawings
CREDIT FACILITIES
Additional drawn amount		$ 10,000
Revolving facility | LIBOR | Bottom of range
CREDIT FACILITIES
Adjustment to interest rate basis			2.25%		2.50%
Revolving facility | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis			3.25%		3.50%
Term loan
CREDIT FACILITIES
Total Credit Facilities			$ 250,000			$ 250,000	$ 250,000
Debt instrument, term			5 years
Term loan | LIBOR | Bottom of range
CREDIT FACILITIES
Interest rate							9.00%
Term loan | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis							8.00%